Liabilities related to associates and joint ventures - Additional Information (Details) $ in Millions, R$ in Billions	1 Months Ended			12 Months Ended
	Oct. 31, 2020 BRL (R$)	Oct. 31, 2020 USD ($)	Sep. 30, 2019 employee	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)
Framework agreement
Equity results and other results in associates and joint ventures				$ (1,063)	$ (681)	$ (182)
Public civil claim filed by the Federal Government and others
Framework agreement
Continuance of public civil action due to deadlock in hiring of Technical Assistants	R$ 155	$ 27,500
Class action lawsuits related to Vale's American Depositary Receipts
Framework agreement
Amount agreed to be paid by the defendants							$ 25
Samarco
Framework agreement
Proceeds from debt used for working capital				166	102
Short-term facilities available for operations				85
Equity results and other results in associates and joint ventures				17	$ 109
De-characterization of Germano dam
Framework agreement
Provision				$ 26
Percentage of additional provision to carry out the project				50.00%
Renova Foundation
Framework agreement
Number of repair and compensation programs				42
Provision				$ 1,069
Dam failure of Samarco | Samarco
Framework agreement
Number of employees in criminal proceedings | employee			1